Derivative Liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Summarized derivative liability
Opening balance	$ 76	$ 5,549	$ 1,117	$ 28,137	$ 28,137	$ 693,700
Change in fair value of warrants	189	(2,160)	(852)	(57,839)	(60,111)	(331,057)
Reclassification to equity upon amendment of warrants						(53,006)
Reclassification to equity upon exercise of warrants						(248,409)
Closing balance	265	3,389	265	3,389	1,117	28,137
Less current portion		(5)		(5)		(33,091)
Long term portion	$ 265	$ 3,384	$ 265	$ 3,384	$ 1,117	$ 28,137